Subsidiaries	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsidiaries

12	Subsidiaries

The subsidiaries of the Company, all of which are 100% owned as at 31 December 2025, either directly or through subsidiaries where indicated, and have been included in these financial statements in accordance with the details set out in the basis of preparation and basis of consolidation note 1, are as follows:

Name	Registered Office	Nature of Business	Notes
Biodexa Australia PTY Limited	c/o Prime Accounting & Business Advisory, HWT Towel Level 17, 40 City Road, Southbank, VIC, 3006, Australia	Trading company
Biodexa Limited	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Trading company
Biodexa Ireland Limited	First Floor, Riverside Two, 43-49 Sir John Rogerson's Quay, Dublin 2, Ireland, C02 KV60	Trading company
Biodexa Pharmaceuticals (Wales) Limited	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Trading company
Biodexa US, Inc	16601 Blanco Rd, Suite 120, San Antonio, Texas, 78232	Trading company
Haaland UK Limited	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Dormant
PharMida AG	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland	Dormant	(a) (b)

Notes:

(a)	Wholly owned subsidiary of Biodexa Limited.

(b)	PharMida AG became dormant in January 2016. Proceedings to wind up the company commenced in 2025.